Employee Benefit Plan - Additional Information (Detail) - Retirement Plan Name, Other [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan employee mathing contribution percentage	3.00%
Contribution by company	$ 0.2	$ 0.2